Mezzanine Equity - Summary of Activities of Temporary Equity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Beginning balance	$ 25,902,710	$ 23,962,458
Accretion	1,577,026	1,940,252
Conversion to ordinary shares	(27,479,736)
Ending balance		25,902,710
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance	263,608	234,394
Accretion	24,299	29,214
Conversion to ordinary shares	(287,907)
Ending balance		263,608
Series Pre-A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance	3,570,201	3,570,201
Conversion to ordinary shares	(3,570,201)
Ending balance		3,570,201
Series A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Beginning balance	22,068,901	20,157,863
Accretion	1,552,727	1,911,038
Conversion to ordinary shares	$ (23,621,628)
Ending balance		$ 22,068,901